Supplemental disclosure of cash flow information (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of Changes in Operating Assets and Liabilities

	Three months ended		Nine months ended
	September 30,		September 30,
	2021	2020	2021	2020
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	563	(27)	666	(183)
Inventory	—	4	(39)	832
Prepaid expenses and other current assets	233	754	548	853
Payables and accrued liabilities	298	(770)	(17)	(1,221)
Taxes payable	—	—	(129)	—
Deferred revenues	84	23	1,314	(372)
Employee future benefits	(68)	(123)	(225)	(338)
	1,110	(139)	2,118	(429)